UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04471

Value Line Core Bond Fund.

(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2013

Date of reporting period: October 31, 2013

Item 1: Schedule of Investments

A copy of Schedule of Investments for the period ended 10/31/2013 is included with this Form.

Value Line Core Bond Fund

Schedule of Investments (unaudited)	October 31, 2013

Principal Amount		Value
CORPORATE BONDS & NOTES (27.3%)

	COMMUNICATIONS (2.9%)
$250,000	America Movil S.A.B. de C.V., Guaranteed Notes, 5.00%, 3/30/20	$273,687
500,000	Comcast Corp., Guaranteed Notes, 4.25%, 1/15/33	479,900
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	479,408
500,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, 11/15/20	528,750
400,000	Motorola Solutions, Inc., Senior Unsecured Notes, 6.00%, 11/15/17	459,262
350,000	Verizon Communications, Inc., Senior Unsecured Notes, 1.25%, 11/3/14	352,409
		2,573,416
	CONSUMER, CYCLICAL (4.3%)
300,000	CVS Caremark Corp., Senior Unsecured Notes, 6.60%, 3/15/19	360,660
500,000	D.R. Horton, Inc., Guaranteed Notes, 6.50%, 4/15/16	551,250
250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31	311,990
500,000	Home Depot, Inc. (The), Senior Unsecured Notes, 3.95%, 9/15/20	540,087
115,000	Lennar Corp., Series B, Guaranteed Notes, 6.50%, 4/15/16	125,925
200,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 8.13%, 8/15/35	220,920
300,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.50%, 10/15/27	321,000
500,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 3.13%, 2/15/23	462,917
500,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 0.80%, 5/17/16	500,422
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	241,566
200,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	225,500
		3,862,237
	CONSUMER, NON-CYCLICAL (3.4%)
400,000	Amgen, Inc., Senior Unsecured Notes, 2.50%, 11/15/16	414,977
500,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23	503,869
250,000	Cigna Corp., Senior Unsecured Notes, 2.75%, 11/15/16	260,680
250,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, 5/1/23	239,688
250,000	Hawk Acquisition Sub, Inc., Secured Notes, 4.25%, 10/15/20 (1)	241,875
250,000	Humana, Inc., Senior Unsecured Notes, 3.15%, 12/1/22	235,907
500,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	495,723
250,000	St Jude Medical, Inc., Senior Unsecured Notes, 4.75%, 4/15/43	241,300

Principal Amount		Value
$400,000	Teva Pharmaceutical Finance IV LLC, Guaranteed Notes, 2.25%, 3/18/20	$381,746
		3,015,765
	ENERGY (2.1%)
400,000	CGG, Guaranteed Notes, 7.75%, 5/15/17	411,500
500,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	477,849
500,000	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 2.65%, 2/1/19	501,672
250,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	259,584
250,000	Williams Partners L.P., Senior Unsecured Notes, 4.13%, 11/15/20	257,718
		1,908,323
	FINANCIAL (11.3%)
250,000	ACE INA Holdings, Inc., Guaranteed Notes, 2.70%, 3/13/23	237,553
500,000	American International Group, Inc. MTN, Senior Unsecured Notes, 5.85%, 1/16/18	577,091
250,000	Bank of America Corp. MTN, Senior Unsecured Notes, 3.30%, 1/11/23	239,939
250,000	Bank of Montreal MTN, Senior Unsecured Notes, 2.38%, 1/25/19	252,754
350,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	401,088
250,000	BRE Properties, Inc., REIT, Senior Unsecured Notes, 3.38%, 1/15/23	236,713
350,000	Capital One NA/Mclean VA, Senior Notes, 1.50%, 3/22/18	343,836
350,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	354,375
500,000	Citigroup, Inc., Senior Unsecured Notes, 1.70%, 7/25/16	505,379
350,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, Guaranteed Notes, 3.95%, 11/9/22	342,121
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1)	249,578
250,000	Discover Bank/Greenwood DE, Senior Unsecured Notes, 2.00%, 2/21/18	247,240
250,000	Fifth Third Bank, Senior Unsecured Notes, 1.45%, 2/28/18	245,550
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.01%, 8/11/15 (2)	251,798
250,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 2.75%, 5/15/16 (1)	251,875
500,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.63%, 1/22/23	487,782
500,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	517,560
250,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., Guaranteed Notes, 8.00%, 1/15/18	262,188
250,000	International Lease Finance Corp., Senior Unsecured Notes, 8.25%, 12/15/20	295,313
350,000	John Deere Capital Corp., Senior Unsecured Notes, 1.05%, 10/11/16	351,250

1

Value Line Core Bond Fund

October 31, 2013

Principal
Amount		Value
$500,000	Morgan Stanley, Senior Unsecured Notes, 4.75%, 3/22/17	$547,968
500,000	PNC Funding Corp., Guaranteed Notes, 5.13%, 2/8/20	564,046
500,000	ProLogis L.P., Guaranteed Notes, 2.75%, 2/15/19 (3)	504,564
250,000	Prudential Financial, Inc. MTN, Senior Unsecured Notes, 2.30%, 8/15/18	253,844
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21 (3)	275,525
250,000	State Street Corp., Subordinated Notes, 3.10%, 5/15/23	236,055
250,000	Sumitomo Mitsui Trust Bank, Ltd., Guaranteed Notes, 2.95%, 9/14/18 (1)	254,623
500,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	475,739
250,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	306,339
		10,069,686
	INDUSTRIAL (2.6%)
350,000	Alliant Techsystems, Inc., Guaranteed Notes, 6.88%, 9/15/20	373,625
500,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	546,250
350,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 3/15/22	337,591
500,000	Canadian National Railway Co., Senior Unsecured Notes, 5.55%, 3/1/19	585,293
200,000	Crown Americas LLC / Crown Americas Capital Corp. III, Guaranteed Notes, 6.25%, 2/1/21	212,000
200,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20	228,000
		2,282,759
	UTILITIES (0.7%)
250,000	Alabama Power Co., Senior Unsecured Notes, 3.85%, 12/1/42	221,333
380,000	Florida Power & Light Co., 4.95%, 6/1/35	408,567
		629,900

	TOTAL CORPORATE BONDS & NOTES (Cost $24,424,647) (27.3%)	24,342,086
COMMERCIAL MORTGAGE-BACKED SECURITIES (4.1%)
350,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.85%, 10/15/45	335,001
500,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K704, Class A2, 2.41%, 8/25/18	514,512
454,000	Federal National Mortgage Association, Series 2012-M3, Class 2A2, 2.43%, 1/25/19	465,669
300,000	Government National Mortgage Association, Series 2010-155, Class B, 2.53%, 6/16/39	308,435

Principal
Amount		Value
$346,030	Government National Mortgage Association, Series 2013-12, Class AB, 1.83%, 11/16/52	$332,430
600,000	Government National Mortgage Association, Series 2013-12, Class B, 2.45%, 11/16/52 (2)	564,072
442,952	Government National Mortgage Association, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	423,388
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2, 1.69%, 12/15/48	248,342
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	237,825
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	244,084

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,861,503) (4.1%)	3,673,758
FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
250,000	Asian Development Bank MTN, Senior Unsecured Notes, 1.38%, 3/23/20	240,485
250,000	International Bank for Reconstruction & Development, Senior Unsecured Notes, 0.50%, 4/15/16	249,964

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $499,590) (0.5%)	490,449
LONG-TERM MUNICIPAL SECURITIES (0.9%)

	CALIFORNIA (0.4%)
350,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	326,403
	TEXAS (0.5%)
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	437,660

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $856,225) (0.9%)	764,063
U.S. TREASURY OBLIGATIONS (27.0%)

	U.S. TREASURY NOTES & BONDS (27.0%)
800,000	U.S. Treasury Bonds, 7.88%, 2/15/21	1,124,000
589,155	U.S. Treasury Bonds, 2.00%, 1/15/26 (4)	681,533
700,000	U.S. Treasury Bonds, 6.00%, 2/15/26	931,000
250,000	U.S. Treasury Bonds, 4.38%, 5/15/40	286,055
450,000	U.S. Treasury Bonds, 3.75%, 8/15/41	462,515

2

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal
Amount		Value
$900,000	U.S. Treasury Bonds, 3.63%, 8/15/43	$898,875
450,000	U.S. Treasury Notes, 0.25%, 1/31/15	450,404
450,000	U.S. Treasury Notes, 0.25%, 3/31/15	450,211
450,000	U.S. Treasury Notes, 0.25%, 7/31/15	449,947
100,000	U.S. Treasury Notes, 0.25%, 8/15/15	99,965
500,000	U.S. Treasury Notes, 0.25%, 10/15/15	499,473
1,250,000	U.S. Treasury Notes, 1.38%, 11/30/15	1,276,952
1,000,000	U.S. Treasury Notes, 0.38%, 1/15/16	1,000,312
100,000	U.S. Treasury Notes, 1.50%, 6/30/16	102,688
900,000	U.S. Treasury Notes, 1.50%, 7/31/16	924,187
1,500,000	U.S. Treasury Notes, 1.00%, 8/31/16	1,518,867
1,650,000	U.S. Treasury Notes, 0.88%, 12/31/16	1,660,827
650,000	U.S. Treasury Notes, 1.00%, 3/31/17	655,281
150,000	U.S. Treasury Notes, 1.88%, 9/30/17	155,238
200,000	U.S. Treasury Notes, 0.63%, 11/30/17	196,859
1,750,000	U.S. Treasury Notes, 0.75%, 12/31/17	1,728,671
500,000	U.S. Treasury Notes, 2.38%, 5/31/18	526,446
300,000	U.S. Treasury Notes, 1.50%, 8/31/18	303,375
500,000	U.S. Treasury Notes, 1.38%, 9/30/18	501,992
400,000	U.S. Treasury Notes, 1.38%, 11/30/18	400,781
500,000	U.S. Treasury Notes, 1.38%, 12/31/18	500,313
1,050,000	U.S. Treasury Notes, 1.38%, 2/28/19	1,047,375
750,000	U.S. Treasury Notes, 1.25%, 4/30/19	740,625
800,000	U.S. Treasury Notes, 3.13%, 5/15/19	870,313
200,000	U.S. Treasury Notes, 3.50%, 5/15/20	221,531
250,000	U.S. Treasury Notes, 2.00%, 7/31/20	252,110
950,000	U.S. Treasury Notes, 2.63%, 8/15/20	996,609
500,000	U.S. Treasury Notes, 2.13%, 8/15/21	499,219
1,400,000	U.S. Treasury Notes, 2.00%, 2/15/22	1,371,343
250,000	U.S. Treasury Notes, 2.50%, 8/15/23	249,063
		24,034,955
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $24,313,846) (27.0%)	24,034,955
U.S. GOVERNMENT AGENCY OBLIGATIONS (39.4%)

	FEDERAL HOME LOAN BANK (2.5%)
2,000,000	Federal Home Loan Bank, 5.00%, 12/21/15	2,196,694
	FEDERAL HOME LOAN MORTGAGE CORPORATION (13.9%)
1,000,000	Federal Home Loan Mortgage Corporation, 2.00%, 8/25/16	1,038,476
600,000	Federal Home Loan Mortgage Corporation, 1.25%, 5/12/17	607,617
500,000	Federal Home Loan Mortgage Corporation, 1.00%, 7/28/17	501,740
140,661	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526, 5.00%, 1/1/35	151,599
60,098	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633, 5.00%, 1/1/35	64,739

Principal
Amount		Value
$63,794	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491, 5.00%, 1/1/37	$68,672
789,162	Federal Home Loan Mortgage Corporation Gold PC Pool #A95803, 4.00%, 12/1/40	828,961
304,153	Federal Home Loan Mortgage Corporation Gold PC Pool #A96409, 3.50%, 1/1/41	311,144
195,108	Federal Home Loan Mortgage Corporation Gold PC Pool #A97264, 4.00%, 2/1/41	204,794
21,833	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822, 5.00%, 3/1/19	23,495
10,379	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398, 4.50%, 12/1/19	10,981
48,172	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034, 4.50%, 4/1/20	51,763
463,562	Federal Home Loan Mortgage Corporation Gold PC Pool #C03516, 4.00%, 9/1/40	486,498
1,902,935	Federal Home Loan Mortgage Corporation Gold PC Pool #C09004, 3.50%, 7/1/42	1,946,671
24,358	Federal Home Loan Mortgage Corporation Gold PC Pool #C91413, 3.50%, 12/1/31	25,286
2,505	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226, 5.00%, 11/1/17	2,657
3,233	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829, 5.00%, 12/1/17	3,429
36,266	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499, 5.00%, 12/1/17	38,459
4,005	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960, 5.00%, 9/1/18	4,249
278,349	Federal Home Loan Mortgage Corporation Gold PC Pool #G06224, 3.50%, 1/1/41	284,747
48,410	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184, 5.00%, 1/1/37	52,112
812,401	Federal Home Loan Mortgage Corporation Gold PC Pool #G08488, 3.50%, 4/1/42	831,073
6,874	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986, 5.00%, 4/1/21	7,434
9,799	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319, 5.00%, 6/1/21	10,421

3

Value Line Core Bond Fund

October 31, 2013

Principal
Amount		Value
$515,012	Federal Home Loan Mortgage Corporation Gold PC Pool #G14216, 3.50%, 7/1/21	$547,092
56,988	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044, 4.50%, 3/1/20	60,286
8,032	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118, 5.00%, 10/1/20	8,522
159,787	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139, 5.00%, 10/1/20	170,550
52,571	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233, 5.00%, 8/1/21	56,857
436,180	Federal Home Loan Mortgage Corporation Gold PC Pool #J11587, 4.00%, 1/1/25	467,060
41,129	Federal Home Loan Mortgage Corporation Gold PC Pool #Q01181, 4.50%, 6/1/41	43,955
143,198	Federal Home Loan Mortgage Corporation Gold PC Pool #Q06307, 3.50%, 2/1/42	146,489
223,089	Federal Home Loan Mortgage Corporation Gold PC Pool #Q08903, 3.50%, 6/1/42	228,216
464,641	Federal Home Loan Mortgage Corporation Gold PC Pool #Q11556, 3.00%, 10/1/42	456,864
840,788	Federal Home Loan Mortgage Corporation Gold PC Pool #Q11908, 3.50%, 10/1/42	860,112
488,820	Federal Home Loan Mortgage Corporation Gold PC Pool #Q14593, 3.00%, 1/1/43	480,658
167,909	Federal Home Loan Mortgage Corporation Pool #783022, 2.40%, 2/1/35 (2)	178,363
142,135	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME, 3.50%, 3/15/18	145,865
8,246	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA, 3.50%, 9/15/31	8,275
881,161	Federal Home Loan Mortgage Corporation REMIC Trust Series 3632 Class AP, 3.00%, 2/15/40	923,405
		12,339,586
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (20.9%)
500,000	Federal National Mortgage Association, 1.10%, 7/11/17	497,679
1,000,000	Federal National Mortgage Association, 1.10%, 3/12/18	978,583
1,000,000	Federal National Mortgage Association, 7.25%, 5/15/30	1,423,551
20,381	Federal National Mortgage Association Pool #254383, 7.50%, 6/1/32	23,620
57,137	Federal National Mortgage Association Pool #254476, 5.50%, 9/1/32	62,449

Principal Amount		Value
$52,720	Federal National Mortgage Association Pool #254684, 5.00%, 3/1/18	$56,002
114,250	Federal National Mortgage Association Pool #255496, 5.00%, 11/1/34	123,959
9,491	Federal National Mortgage Association Pool #255580, 5.50%, 2/1/35	10,351
6,148	Federal National Mortgage Association Pool #258149, 5.50%, 9/1/34	6,735
35,937	Federal National Mortgage Association Pool #412682, 6.00%, 3/1/28	39,879
6,310	Federal National Mortgage Association Pool #511823, 5.50%, 5/1/16	6,649
194	Federal National Mortgage Association Pool #568625, 7.50%, 1/1/31	201
30,845	Federal National Mortgage Association Pool #571090, 7.50%, 1/1/31	31,549
1,697	Federal National Mortgage Association Pool #573935, 7.50%, 3/1/31	1,820
20,319	Federal National Mortgage Association Pool #622373, 5.50%, 12/1/16	21,426
38,258	Federal National Mortgage Association Pool #623503, 6.00%, 2/1/17	40,125
127,655	Federal National Mortgage Association Pool #626440, 7.50%, 2/1/32	146,364
20,330	Federal National Mortgage Association Pool #631328, 5.50%, 2/1/17	21,564
2,277	Federal National Mortgage Association Pool #638247, 5.50%, 5/1/17	2,402
1,667	Federal National Mortgage Association Pool #643277, 5.50%, 4/1/17	1,758
16,294	Federal National Mortgage Association Pool #685183, 5.00%, 3/1/18	17,305
2,314	Federal National Mortgage Association Pool #688539, 5.50%, 3/1/33	2,527
26,313	Federal National Mortgage Association Pool #703936, 5.00%, 5/1/18	27,959
52,241	Federal National Mortgage Association Pool #726889, 5.50%, 7/1/33	57,080
119,727	Federal National Mortgage Association Pool #735224, 5.50%, 2/1/35	130,757
43,415	Federal National Mortgage Association Pool #763393, 5.50%, 2/1/34	47,274
6,099	Federal National Mortgage Association Pool #769682, 5.00%, 3/1/34	6,630
71,703	Federal National Mortgage Association Pool #769862, 5.50%, 2/1/34	78,116
1,409	Federal National Mortgage Association Pool #778141, 5.00%, 5/1/34	1,533
316,250	Federal National Mortgage Association Pool #780956, 4.50%, 5/1/19	344,363
995	Federal National Mortgage Association Pool #789150, 5.00%, 10/1/34	1,088
16,650	Federal National Mortgage Association Pool #797154, 5.50%, 11/1/34	18,301
44,391	Federal National Mortgage Association Pool #801063, 5.50%, 11/1/34	48,428
31,740	Federal National Mortgage Association Pool #803675, 5.50%, 12/1/34	34,627
29,344	Federal National Mortgage Association Pool #804683, 5.50%, 12/1/34	31,968
191,832	Federal National Mortgage Association Pool #815813, 2.57%, 2/1/35 (2)	203,216

4

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value
$214,461	Federal National Mortgage Association Pool #919584, 6.00%, 6/1/37	$234,563
33,376	Federal National Mortgage Association Pool #AA2531, 4.50%, 3/1/39	35,724
443,463	Federal National Mortgage Association Pool #AB2346, 4.50%, 2/1/41	475,256
883,113	Federal National Mortgage Association Pool #AB5231, 2.50%, 5/1/27	893,650
431,352	Federal National Mortgage Association Pool #AB5716, 3.00%, 7/1/27	448,525
399,460	Federal National Mortgage Association Pool #AB9386, 4.00%, 5/1/43	421,115
492,817	Federal National Mortgage Association Pool #AC8908, 4.50%, 1/1/40	527,119
38,923	Federal National Mortgage Association Pool #AD1035, 4.50%, 2/1/40	41,661
238,561	Federal National Mortgage Association Pool #AD7136, 5.00%, 7/1/40	259,927
190,808	Federal National Mortgage Association Pool #AD8536, 5.00%, 8/1/40	208,763
1,000,000	Federal National Mortgage Association Pool #AE1853, 4.00%, 8/1/40	1,053,399
580,833	Federal National Mortgage Association Pool #AH5575, 4.00%, 2/1/41	612,343
602,062	Federal National Mortgage Association Pool #AH8932, 4.50%, 4/1/41	645,515
59,067	Federal National Mortgage Association Pool #AI0620, 4.50%, 5/1/41	63,316
500,000	Federal National Mortgage Association Pool #AI5011, 4.50%, 6/1/41	535,962
267,044	Federal National Mortgage Association Pool #AJ5888, 4.50%, 11/1/41	286,072
898,519	Federal National Mortgage Association Pool #AO7977, 3.00%, 6/1/27	934,295
433,769	Federal National Mortgage Association Pool #AQ0287, 3.00%, 10/1/42	428,402
489,975	Federal National Mortgage Association Pool #AR2174, 3.00%, 4/1/43	484,162
493,566	Federal National Mortgage Association Pool #AR6394, 3.00%, 2/1/43	487,474
898,660	Federal National Mortgage Association Pool #AT8849, 4.00%, 6/1/43	947,437
542,732	Federal National Mortgage Association Pool #MA0641, 4.00%, 2/1/31	574,419
1,414,268	Federal National Mortgage Association Pool #MA1107, 3.50%, 7/1/32	1,472,028
15,227	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED, 4.25%, 9/25/22	15,271
40,911	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC, 5.00%, 3/25/23	43,020
250,235	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB, 5.00%, 4/25/34	272,585

Principal Amount		Value
$495,986	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA, 4.50%, 10/25/39	$536,254
191,511	Federal National Mortgage Association REMIC Trust Series 2013-18 Class AE, 2.00%, 3/25/28	185,694
550,000	Federal National Mortgage Association TBA, 3.00%, 11/1/43	542,695
400,000	Federal National Mortgage Association TBA, 3.50%, 11/1/43	410,250
		18,624,734
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.1%)
45,084	Government National Mortgage Association Pool #003645, 4.50%, 12/20/19	48,241
2,177	Government National Mortgage Association Pool #429786, 6.00%, 12/15/33	2,467
42,487	Government National Mortgage Association Pool #548880, 6.00%, 12/15/31	46,873
28,816	Government National Mortgage Association Pool #551762, 6.00%, 4/15/32	31,799
3,195	Government National Mortgage Association Pool #557681, 6.00%, 8/15/31	3,524
15,325	Government National Mortgage Association Pool #582415, 6.00%, 11/15/32	17,130
68,590	Government National Mortgage Association Pool #583008, 5.50%, 6/15/34	75,794
58,652	Government National Mortgage Association Pool #605025, 6.00%, 2/15/34	65,484
18,586	Government National Mortgage Association Pool #605245, 5.50%, 6/15/34	20,322
48,248	Government National Mortgage Association Pool #610944, 5.50%, 4/15/34	52,754
51,585	Government National Mortgage Association Pool #622603, 6.00%, 11/15/33	56,920
5,480	Government National Mortgage Association Pool #626480, 6.00%, 2/15/34	6,129
681,770	Government National Mortgage Association Series 2010-151 Class KA, 3.00%, 9/16/39	702,352
490,920	Government National Mortgage Association Series 2011-136 Class GB, 2.50%, 5/20/40	488,841

5

Value Line Core Bond Fund

October 31, 2013

Principal
Amount		Value
$270,277	Government National Mortgage Association Series 2011-17 Class EP, 3.50%, 12/16/39	$281,649
		1,900,279
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,552,315) (39.4%)	35,061,293
SHORT-TERM INVESTMENTS (0.4%)

	JOINT REPURCHASE AGREEMENTS (INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN) (0.4%)
124,824	Joint Repurchase Agreement with Morgan Stanley, 0.10%, dated 10/31/13, due 11/01/13, delivery value $124,824 (collateralized by $127,321 U.S. Treasury STRIPS Zero Coupon Notes due 08/15/23 and U.S. Treasury Notes 0.375% due 08/31/15, with a value of $127,254)	124,824
115,690	Joint Repurchase Agreement with Barclays, 0.09%, dated 10/31/13, due 11/01/13, delivery value $115,691 (collateralized by $118,005 U.S. Treasury Notes 0.875% - 1.875% due 01/31/17 - 08/31/17, with a value of $117,720)	115,690
97,424	Joint Repurchase Agreement with Credit Suisse First Boston, 0.09%, dated 10/31/13, due 11/01/13, delivery value $97,424 (collateralized by $99,402 U.S. Treasury Bonds 11.250% due 02/15/15, with a value of $97,395)	97,424
		337,938
	TOTAL SHORT-TERM INVESTMENTS (Cost $337,938) (0.4%)	337,938
	TOTAL INVESTMENT SECURITIES (99.6%) (Cost $88,846,064)	$88,704,542
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		332,040
NET ASSETS (5) (100%)		$89,036,582
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($89,036,582 ÷ 18,082,986 shares outstanding)		$4.92

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	A portion or all of the security was held on loan. As of October 31, 2013, the market value of the securities on loan was $331,233.
(4)	Treasury Inflation Protected Security (TIPS).
(5)
For federal income tax purposes, the aggregate cost was $88,846,064, aggregate gross unrealized appreciation was $1,454,154, aggregate gross unrealized depreciation was $1,595,676 and the net unrealized depreciation was $141,522.

MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.

6

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of October 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds & Notes	$-	$24,342,086	$-	$24,342,086
Commercial Mortgage-Backed Securities	-	3,673,758	-	3,673,758
Foreign Government Obligations	-	490,449	-	490,449
Long-Term Municipal Securities	-	764,063	-	764,063
U.S. Treasury Obligations	-	24,034,955	-	24,034,955
U.S. Government Agency Obligations	-	35,061,293	-	35,061,293
Short-Term Investments	-	337,938	-	337,938

Total Investments in Securities	$-	$88,704,542	$-	$88,704,542

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended October 31, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	December 18, 2013